1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:     PIMCO Funds (the Registrant):

PIMCO California Intermediate Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

Ladies and Gentlemen:

 Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of (1) PIMCO California Municipal Intermediate Value Fund with and into the PIMCO California Intermediate Municipal Bond Fund and (2) PIMCO National Municipal Intermediate Value Fund with and into the PIMCO National Intermediate Municipal Bond Fund, each a series of PIMCO Funds, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

Pursuant to Rule 488 under the 1933 Act, the Registrant proposes the Registration Statement shall become effective on September 27, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3464.

Sincerely,

/s/Adam T. Teufel

Adam T. Teufel